Related party transactions (Tables)	3 Months Ended
Mar. 31, 2024
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € THOUS

	For the three months ended		For the three months ended
	March 31, 2024		March 31, 2023		March 31, 2024		December 31, 2023
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	—	5,289	35	8,067	1,472	395	10	1,778
Fresenius SE affiliates	155	23,616	1,942	14,558	2,512	8,514	589	14,299
Equity method investees (2)	1,209	—	1,078	—	28,820	—	51,442	—
Total	1,364	28,905	3,055	22,625	32,804	8,909	52,041	16,077

Products
Fresenius SE affiliates(2)	18,772	6,643	18,335	6,492	17,443	5,474	23,535	9,585
Equity method investees (2)	—	96,383	—	111,164	—	69,201	—	67,403
Total	18,772	103,026	18,335	117,656	17,443	74,675	23,535	76,988

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €15,754 and €5,172 at March 31, 2024 and December 31, 2023, respectively.
(2)	Sales of services and purchases of goods related to equity method investees for the three months ended March 31, 2023 in the amount of €6,539 and €23,873 as well as purchases of goods related to Fresenius SE affiliates for the three months ended March 31, 2023 in the amount of (€4,246) were adjusted to correct for an error in presentation. The adjustment does not have an impact on the Company’s consolidated statements in income for the periods presented.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € THOUS

	For the three months ended March 31, 2024			For the three months ended March 31, 2023			March 31, 2024		December 31, 2023
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,630	215	223	2,088	255	230	28,212	31,148	29,214	29,017
Fresenius SE affiliates	4,603	376	—	4,452	430	—	100,780	100,390	102,029	104,558
Total	6,233	591	223	6,540	685	230	128,992	131,538	131,243	133,575

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.